Document and Entity Information	12 Months Ended
Sep. 30, 2020 shares
Document and Entity Information
Entity Registrant Name	WESTPAC BANKING CORP
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Sep. 30, 2020
Document Transition Report	false
Document Shell Company Report	false
Entity Incorporation, State or Country Code	C3
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	3,611,684,870
Entity Central Index Key	0000719245
Current Fiscal Year End Date	--09-30
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false